Note 6 - Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	$ 48	$ 190
Financial liabilities, amortized cost	0	0
Level 1 of fair value hierarchy [member] | EIB warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	48	190
Level 1 of fair value hierarchy [member] | The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		0
Level 1 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 1 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0	0
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member] | EIB warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		0
Level 2 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0	2,714
Financial liabilities, amortized cost	9,277	9,588
Level 3 of fair value hierarchy [member] | EIB warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0	0
Level 3 of fair value hierarchy [member] | The 2023 SPA investor warrants [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		2,714
Level 3 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	8,363	8,566
Level 3 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	$ 914	$ 1,022